Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 3.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,970,000
Yale University, 0.873%, 4/15/25	2,000	1,927,252
		$ 9,897,252
Hospital — 1.1%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,631,605
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	2,015	1,984,775
		$ 7,616,380
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,682,919
		$ 3,682,919
Total Corporate Bonds (identified cost $21,719,007)		$ 21,196,551

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.949%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$447	$ 444,683
Total Tax-Exempt Mortgage-Backed Securities (identified cost $446,523)		$ 444,683

Tax-Exempt Municipal Obligations — 88.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Delaware Valley Regional Finance Authority, PA, 4.407%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 9,000,360
		$ 9,000,360
Security	Principal Amount (000's omitted)	Value
Education — 4.1%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$305	$ 302,545
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	465	461,787
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	106,170
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.78%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	4,002,480
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	275,341
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	1,045	1,052,367
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/24(1)	160	160,005
5.00%, 8/1/25(1)	300	301,467
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/24(1)	135	135,000
5.00%, 7/1/25(1)	200	201,134
5.00%, 7/1/26(1)	105	107,060
5.00%, 7/1/27(1)	110	113,457
5.00%, 7/1/28(1)	160	166,635
5.00%, 7/1/29(1)	165	173,646
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	503,465
5.00%, 7/1/29	885	925,630
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	257,500
5.00%, 7/1/28	240	249,502
5.00%, 7/1/29	235	246,769
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,350
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	350,000
Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	659,995
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,318,580
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	511,734
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	195	191,217
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	125	123,735

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
5.00%, 4/1/30(1)	$1,470	$ 1,526,639
University of California, 5.00%, 5/15/37	5,000	5,840,650
University of North Carolina at Chapel Hill, 4.221%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,502,430
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	394,768
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	328,271
		$ 28,990,329
Electric Utilities — 5.6%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$ 1,464,750
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,967,280
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,150,600
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/36	5,000	5,849,150
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,835,360
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,500	1,488,945
Philadelphia, PA, Gas Works Revenue, 5.00%, 8/1/30	1,425	1,476,229
Sacramento Municipal Utility District, CA, 5.00%, 11/15/36	3,600	4,229,604
Salt River Project Agricultural Improvement and Power District, AZ:
4.00%, 12/1/32	9,675	9,633,204
4.00%, 12/1/34	3,250	3,230,337
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	500,000
		$ 39,825,459
Escrowed/Prerefunded — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	$300	$ 309,486
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(1)	15	14,952
Escrowed to Maturity, 5.00%, 4/1/30(1)	80	84,798
		$ 409,236
Security	Principal Amount (000's omitted)	Value
General Obligations — 15.0%
Bend, OR, 5.00%, 6/1/37	$3,185	$ 3,689,440
Bristol, VA, 5.00%, 9/1/27	1,915	1,944,319
California, 5.00%, 4/1/42	6,440	6,737,335
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	376,004
Chicago Board of Education, IL:
0.00%, 12/1/25	500	470,800
4.00%, 12/1/35	1,500	1,476,675
5.00%, 12/1/30	1,650	1,748,225
5.00%, 12/1/33	1,895	1,894,829
5.00%, 12/1/36	2,410	2,459,983
5.25%, 12/1/35	2,750	2,751,485
5.50%, 12/1/38	4,000	4,313,800
Chicago, IL:
5.625%, 1/1/29	1,000	1,037,570
5.625%, 1/1/31	5,000	5,186,900
Escrowed to Maturity, 0.00%, 1/1/26	160	151,267
Connecticut, 4.00%, 6/15/34	6,500	6,505,720
Detroit, MI:
5.00%, 4/1/25	150	150,887
5.00%, 4/1/26	330	335,514
5.00%, 4/1/27	695	713,946
5.00%, 4/1/28	730	757,959
5.00%, 4/1/29	515	540,827
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,109,240
5.00%, 2/15/42	1,000	1,102,680
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	3,000	2,523,030
Falls Church, VA, 3.00%, 7/15/41	3,455	2,974,859
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,840	3,835,622
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,302,011
4.00%, 2/15/35	5,000	5,011,400
Illinois:
3.25%, 11/1/26	1,440	1,413,130
4.00%, 7/1/37	3,000	2,974,920
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,179,700
New Jersey:
2.00%, 6/1/25	2,500	2,448,275
2.00%, 6/1/27	5,000	4,674,250
New York, NY, 5.00%, 8/1/29	3,515	3,604,457

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	$1,500	$ 1,505,445
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,505	1,622,315
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,119,250
San Diego Unified School District, CA, (Election of 2008), 5.00%, 7/1/38	2,825	3,327,172
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,044,580
Texas, 5.00%, 8/1/37	1,665	1,687,294
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,682,739
Virginia, 2.00%, 6/1/28	2,820	2,595,133
Washington, 5.00%, 2/1/30	5,415	5,463,031
Washington Unified School District, CA, (Election of 2020), 4.00%, 8/1/42	2,175	2,231,985
		$105,676,003
Hospital — 7.2%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/42	$2,965	$ 2,982,642
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,139,722
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,497,060
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	723,608
5.00%, 7/1/30(1)	285	285,721
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	389,119
5.00%, 8/1/26	445	454,581
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	756,110
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	363,212
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,331,306
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,116,720
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	6,050	6,125,141
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	81,515
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.45%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	5,935	5,931,854
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	$120	$ 119,684
5.00%, 7/15/26(1)	150	149,693
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	650,000
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,500	2,364,900
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	3,000	2,850,180
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,046,703
5.00%, 10/1/26	1,010	1,003,839
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	540,000
5.00%, 7/1/26	800	808,640
5.00%, 7/1/29	300	304,338
5.00%, 7/1/30	1,595	1,617,936
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	2,300	2,335,880
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	227,140
5.00%, 10/1/26	150	152,454
5.00%, 10/1/27	125	127,809
5.00%, 10/1/28	150	154,586
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	791,762
5.00%, 4/1/29	1,000	723,810
5.00%, 4/1/30	930	674,417
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,587,225
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,515,550
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,966,760
5.00%, 11/15/34	1,000	1,024,750
		$ 50,916,367
Housing — 6.8%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,302,676
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	1,100	957,693

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program): (continued)
1.35%, 11/15/30	$1,550	$ 1,246,882
1.35%, 11/15/30	2,500	2,122,650
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,852,350
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,530,255
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,080	2,969,859
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,000	1,004,820
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/24	175	175,000
4.00%, 7/1/25	300	299,610
4.00%, 7/1/26	320	319,213
Massachusetts Housing Finance Agency:
Sustainability Bonds, 0.90%, 6/1/26	1,500	1,394,055
Sustainability Bonds, 4.00%, 12/1/25	1,000	1,005,110
Michigan Housing Development Authority:
3.75%, 4/1/27	2,250	2,241,067
Social Bonds, 5.50%, 12/1/53	1,500	1,588,935
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	740,787
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,442,950
Sustainability Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,444,783
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	162,770
5.00%, 7/1/27	385	395,453
5.00%, 7/1/28	240	248,602
5.00%, 7/1/29	535	559,316
5.00%, 7/1/30	225	235,082
5.00%, 7/1/31	485	506,515
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/24	180	180,000
5.00%, 7/1/25	870	877,299
5.00%, 7/1/26	600	610,386
5.00%, 7/1/27	375	385,181
5.00%, 7/1/28	340	352,186
5.00%, 7/1/29	300	311,118
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University): (continued)
5.00%, 7/1/30	$465	$ 481,991
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/25	980	984,224
5.00%, 6/1/26	1,090	1,100,736
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,045,320
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,958,283
		$ 48,033,157
Industrial Development Revenue — 10.4%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$3,550	$ 3,559,336
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	500	456,105
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.00%, 7/1/41	2,500	2,500,100
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	3,500	3,501,645
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/29 (Put Date), 11/1/38	1,250	1,250,000
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,134,900
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,071,215
(AMT), 3.10%, 5/1/26	4,005	3,271,364
(AMT), 3.25%, 1/1/25	3,250	2,964,033
(AMT), 4.00%, 3/1/37	2,000	1,332,560
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	872,996
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	922,890
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	4,007,480
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,514,325
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	915,670

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	$2,500	$ 2,433,475
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	656,956
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,928,338
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,077,552
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,169,398
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	949,180
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	600	599,790
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,750,910
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,987,850
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,322,742
(AMT), 2.625%, 11/1/25	1,500	1,469,805
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,584,576
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,324,590
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,000	3,999,160
		$ 73,528,941
Insured - Education — 0.0%(3)
Southern Illinois University, (NPFG), 0.00%, 4/1/26	$200	$ 184,168
		$ 184,168
Insured - Electric Utilities — 0.6%
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/27	$1,500	$ 1,596,705
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	845	845,000
(NPFG), 5.25%, 7/1/29	1,740	1,722,757
		$ 4,164,462
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.5%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,945	$ 1,757,366
Series 1998B, (NPFG), 0.00%, 12/1/24	365	358,715
Series 1999A, (NPFG), 0.00%, 12/1/24	260	255,523
Chicago, IL, (AGM), 0.00%, 1/1/25	250	244,822
Colorado Science and Technology Park Metropolitan District No. 1, (AGM), 5.00%, 12/1/34	300	326,796
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,553
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	127,401
		$ 3,556,176
Lease Revenue/Certificates of Participation — 2.7%
California State Public Works Board:
4.50%, 9/1/35	$4,910	$ 4,912,848
5.00%, 4/1/35	1,850	2,161,984
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	2,000	2,024,060
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,398,450
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,029,760
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/24	200	196,594
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,083,850
		$ 18,807,546
Other Revenue — 6.3%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	$500	$ 499,930
Black Belt Energy Gas District, AL:
4.25%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,816,550
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,463,074
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,318,275
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,095	6,668,174
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	817,429
Kentucky Public Energy Authority, Gas Supply Revenue, 5.00% to 8/1/32 (Put Date), 1/1/55	2,345	2,477,938
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,696,200
Northern California Gas Authority No. 1, Gas Project Revenue, 4.448%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	500	500,605

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.453%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	$1,620	$ 1,622,138
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.391%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(2)	2,825	2,824,294
		$ 44,704,607
Senior Living/Life Care — 7.5%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/24	$300	$ 300,015
5.00%, 7/15/25	250	250,520
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	376,607
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	801,776
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,439,565
2.625%, 5/15/29	2,000	1,890,340
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	198,778
4.00%, 1/1/28	240	237,912
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
4.00%, 6/1/25(1)	110	108,752
4.00%, 6/1/26(1)	110	107,598
5.00%, 6/1/31(1)	285	284,658
5.00%, 6/1/35(1)	225	224,429
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/24	425	424,562
5.00%, 12/1/30	500	505,900
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,300,223
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	350	331,772
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.58%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	713,639
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,184,134
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	414,564
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	485	467,841
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	$515	$ 516,530
4.00%, 10/1/26(1)	1,000	1,004,220
4.00%, 10/1/27(1)	400	401,796
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/24	150	149,772
4.00%, 12/1/25	100	99,503
4.00%, 12/1/26	150	148,932
4.00%, 12/1/27	200	198,646
4.00%, 12/1/28	200	198,518
4.00%, 12/1/29	250	248,342
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	1,635	1,466,660
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	667,177
5.625%, 7/1/46(1)	425	398,289
5.75%, 7/1/54(1)	1,130	1,046,685
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	631,758
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,992,800
4.50%, 10/1/26	3,000	2,992,830
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	398,564
5.00%, 7/1/31	670	665,317
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	565	562,734
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	249,022
4.00%, 1/1/26	240	237,082
5.00%, 1/1/27	565	566,311
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,500	3,039,400
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,209,074
5.00%, 5/15/26	1,000	999,230
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	299,607
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	265	270,364

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	$450	$ 425,389
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/25	1,510	1,510,317
5.00%, 4/1/26	1,595	1,597,775
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	199,822
4.00%, 11/15/25	275	274,007
5.00%, 11/15/27	300	305,850
5.00%, 11/15/29	115	117,876
5.00%, 11/15/30	180	184,727
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	144,671
4.00%, 12/15/25	180	178,616
4.00%, 12/15/26	375	369,821
4.00%, 12/15/27	215	210,582
4.00%, 12/15/28	200	194,426
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/24	1,490	1,490,507
5.00%, 9/1/25	1,615	1,621,961
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/24	245	244,211
4.00%, 12/1/25	250	247,552
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	609,200
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	185	176,107
4.00%, 12/1/24	225	224,811
4.00%, 12/1/25	275	274,092
4.00%, 12/1/26	240	238,411
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,025,130
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,079,280
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,167,097
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/25(1)	385	384,831
5.00%, 1/1/26(1)	400	399,200
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/24	$100	$ 99,922
3.00%, 8/1/25	100	99,010
3.00%, 8/1/26	250	245,092
		$ 52,563,041
Special Tax Revenue — 3.5%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 410,760
5.00%, 5/1/28	575	595,476
5.00%, 5/1/29	600	626,676
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,052,830
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(1)	125	122,781
2.85%, 6/1/26(1)	135	130,190
2.95%, 6/1/27(1)	175	165,914
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,450,570
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,652,190
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,016,870
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	2,555	2,644,272
5.00%, 8/1/36	2,500	2,534,275
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	219,044
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,857,174
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	702,309
Tolomato Community Development District, FL, 2.625%, 5/1/27	745	719,409
		$ 24,900,740
Student Loan — 0.6%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$1,140	$ 1,046,611
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	2,850	2,894,945
		$ 3,941,556
Transportation — 10.6%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,534,000

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	$1,215	$ 1,141,164
(AMT), 5.00%, 11/15/30	7,170	7,682,583
(AMT), 5.00%, 12/1/32	6,350	6,621,463
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	994,330
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,422,832
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,597,980
(AMT), 5.00%, 7/1/34	2,405	2,406,347
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,034,580
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/29	2,000	2,071,880
(AMT), 5.00%, 10/1/33	5,000	5,056,600
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,945	2,983,962
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,114,060
Port of Seattle, WA:
(AMT), 5.00%, 7/1/27	10,000	10,007,100
(AMT), 5.00%, 5/1/33	2,045	2,100,358
(AMT), 5.00%, 5/1/37	2,100	2,151,744
(AMT), 5.00%, 4/1/40	4,000	4,000,120
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,020,670
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,604,615
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	280,490
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,603,615
		$ 74,430,493
Water and Sewer — 5.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/39	$2,500	$ 2,610,500
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	1,000	1,001,520
4.00%, 12/1/38	1,000	992,110
El Paso, TX, Municipal Drainage Utility System Revenue:
5.00%, 3/1/40	1,200	1,332,888
5.00%, 3/1/41	2,580	2,852,680
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	10,000	10,253,700
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	2,000	1,973,320
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan Water District of Southern California, 5.00%, 4/1/36	$3,410	$ 4,030,893
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	860,757
San Antonio, TX, Water System Revenue, 4.00%, 5/15/36	3,000	2,966,220
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,965	4,967,632
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/33	3,220	3,225,860
		$ 37,068,080
Total Tax-Exempt Municipal Obligations (identified cost $625,067,295)		$620,700,721

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$1,560	$ 1,552,247
Indiana Finance Authority, (Depauw University), 4.20%, 7/1/24	400	400,000
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	726,952
		$ 2,679,199
Escrowed/Prerefunded — 0.2%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,464,615
		$ 1,464,615
General Obligations — 1.0%
California, 7.50%, 4/1/34(4)	$2,500	$ 2,889,025
Cecil County, MD, 1.20%, 11/1/27	420	375,291
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	542,786
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	3,057,364
		$ 6,864,466
Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,695	$ 1,686,491

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$ 249,013
1.75%, 8/1/26	250	231,005
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,025	974,457
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,646,557
		$ 4,787,523
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 548,365
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	472,550
		$ 1,020,915
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 507,309
(AGM), 1.573%, 8/15/27	500	450,930
(AGM), 1.743%, 8/15/28	750	662,528
(AGM), 1.924%, 8/15/29	1,535	1,330,553
		$ 2,951,320
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,475,234
		$ 4,475,234
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 472,102
		$ 472,102
Special Tax Revenue — 1.4%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,922,620
1.453%, 6/15/26	3,000	2,794,500
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	1,640	1,638,786
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	3,012,170
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	318,457
		$ 9,686,533
Security	Principal Amount (000's omitted)	Value
Transportation — 0.4%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,089,947
Port of Seattle, WA, 3.475%, 8/1/24	2,000	1,995,840
		$ 3,085,787
Total Taxable Municipal Obligations (identified cost $39,286,904)		$ 37,487,694

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$6,500	$ 6,495,811
Total U.S. Treasury Obligations (identified cost $6,503,494)		$ 6,495,811
Total Investments — 97.4% (identified cost $693,023,223)		$686,325,460
Other Assets, Less Liabilities — 2.6%		$ 18,133,938
Net Assets — 100.0%		$704,459,398
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $35,101,514 or 5.0% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(3)	Amount is less than 0.05%.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At June 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California	13.7%
Others, representing less than 10% individually	79.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.4% of total investments.

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 21,196,551	$ —	$ 21,196,551
Tax-Exempt Mortgage-Backed Securities	—	444,683	—	444,683
Tax-Exempt Municipal Obligations	—	620,700,721	—	620,700,721
Taxable Municipal Obligations	—	37,487,694	—	37,487,694
U.S. Treasury Obligations	—	6,495,811	—	6,495,811
Total Investments	$ —	$686,325,460	$ —	$686,325,460
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.